Shareholder Report	1 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type						N-CSR
Amendment Flag						false
Registrant Name						Goldman Sachs ETF Trust
Entity Central Index Key						0001479026
Entity Investment Company Type						N-1A
Document Period End Date						Aug. 31, 2024
C000201200
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Access Emerging Markets USD Bond ETF
Trading Symbol						GEMD
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Access Emerging Markets USD Bond ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEMD	$41	0.39%

Expenses Paid, Amount						$ 41
Expense Ratio, Percent						0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of global fixed income markets was largely influenced by central bank monetary policy, interest rate volatility, inflation and other macroeconomic data. When the reporting period began in September 2023, many emerging markets central banks had already begun to cut interest rates, while the U.S. Federal Reserve (Fed) appeared to have reached the peak of its interest rate hiking regime. As the months progressed, bond yields fluctuated, though generally drifted down, amid shifting market sentiment about the size and timing of potential Fed easing.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs Emerging Markets USD Bond Index	Bloomberg Global Aggregate Index
2/15/22	$10,000	$10,000	$10,000
8/22	$8,389	$8,294	$9,405
8/23	$8,686	$8,631	$9,457
8/24	$9,735	$9,693	$10,164

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced February 15, 2022)	12.08%	-1.05%
Shares based on Market Price (Commenced February 15, 2022)	12.06%	-1.02%
FTSE Goldman Sachs Emerging Markets USD Bond Index	12.31%	-1.22%
Bloomberg Global Aggregate Index	7.48%	0.64%

Performance Inception Date						Feb. 15, 2022
AssetsNet	$ 66,970,640	$ 66,970,640	$ 66,970,640	$ 66,970,640	$ 66,970,640	$ 66,970,640
Holdings Count | Holding	250	250	250	250	250	250
Advisory Fees Paid, Amount						$ 196,568
InvestmentCompanyPortfolioTurnover						14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$66,970,640
# of Portfolio Holdings	250
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$196,568

Holdings [Text Block]

Sector Allocation (%)

Government	84.1
Energy	8.3
Financial	2.9
Basic Materials	1.6
Investment Company	0.9
Industrial	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000186813
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Access High Yield Corporate Bond ETF
Trading Symbol						GHYB
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Access High Yield Corporate Bond ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GHYB	$36	0.34%

Expenses Paid, Amount						$ 36
Expense Ratio, Percent						0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of U.S. fixed income markets was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility, inflation and other macroeconomic data. When the reporting period began in September 2023, the Fed appeared to have reached the peak of its interest rate hiking regime. As U.S. economic growth remained resilient and inflationary pressures receded in the months that followed, bond yields fluctuated, though generally drifted down, amid shifting market sentiment about the size and timing of potential Fed easing.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs High Yield Corporate Bond Index	Bloomberg High Yield Very Liquid Index (Total Return, Unhedged, USD)	Bloomberg U.S. Aggregate Bond Index
9/5/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,250	$10,298	$10,260	$9,869
8/19	$10,988	$11,064	$10,998	$10,873
8/20	$11,533	$11,583	$11,452	$11,576
8/21	$12,346	$12,427	$12,456	$11,567
8/22	$10,979	$11,159	$11,050	$10,234
8/23	$11,762	$11,992	$11,846	$10,113
8/24	$13,165	$13,464	$13,331	$10,851

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 5, 2017)	11.93%	3.68%	4.01%
Shares based on Market Price (Commenced September 5, 2017)	11.85%	3.73%	3.99%
FTSE Goldman Sachs High Yield Corporate Bond Index	12.27%	4.00%	4.34%
Bloomberg High Yield Very Liquid Index (Total Return, Unhedged, USD)	12.54%	3.92%	4.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.17%

Performance Inception Date						Sep. 05, 2017
AssetsNet	$ 164,863,474	$ 164,863,474	$ 164,863,474	$ 164,863,474	$ 164,863,474	$ 164,863,474
Holdings Count | Holding	629	629	629	629	629	629
Advisory Fees Paid, Amount						$ 381,555
InvestmentCompanyPortfolioTurnover						19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$164,863,474
# of Portfolio Holdings	629
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid	$381,555

Holdings [Text Block]

Sector Allocation (%)

Consumer Cyclical	17.7
Energy	9.1
Financial Company	5.9
Healthcare	5.5
Communications	5.3
Capital Goods	4.8
Consumer Noncyclical	3.7
Technology	3.6
Software	3.7
Other	39.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000202360
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Access Inflation Protected USD Bond ETF
Trading Symbol						GTIP
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Access Inflation Protected USD Bond ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTIP	$12	0.12%

Expenses Paid, Amount						$ 12
Expense Ratio, Percent						0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of U.S. fixed income markets was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility, inflation and other macroeconomic data. When the reporting period began in September 2023, the Fed appeared to have reached the peak of its interest rate hiking regime. As U.S. economic growth remained resilient and inflationary pressures receded in the months that followed, bond yields fluctuated, though generally drifted down, amid shifting market sentiment about the size and timing of potential Fed easing.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index	Bloomberg U.S. Aggregate Bond Index
10/2/18	$10,000	$10,000	$10,000
8/19	$10,861	$10,871	$11,086
8/20	$11,794	$11,818	$11,803
8/21	$12,457	$12,497	$11,794
8/22	$11,699	$11,745	$10,435
8/23	$11,274	$11,330	$10,311
8/24	$11,962	$12,032	$11,064

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced October 2, 2018)	6.11%	1.95%	3.07%
Shares based on Market Price (Commenced October 2, 2018)	6.00%	1.96%	3.07%
FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index	6.19%	2.05%	3.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.72%

Performance Inception Date						Oct. 02, 2018
AssetsNet	$ 137,022,639	$ 137,022,639	$ 137,022,639	$ 137,022,639	$ 137,022,639	$ 137,022,639
Holdings Count | Holding	27	27	27	27	27	27
Advisory Fees Paid, Amount						$ 113,356
InvestmentCompanyPortfolioTurnover						39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$137,022,639
# of Portfolio Holdings	27
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$113,356

Holdings [Text Block]

Sector Allocation (%)

Government	99.3
Investment Company	0.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000215324
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Trading Symbol						GSIG
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIG	$15	0.14%

Expenses Paid, Amount						$ 15
Expense Ratio, Percent						0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of U.S. fixed income markets was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility, inflation and other macroeconomic data. When the reporting period began in September 2023, the Fed appeared to have reached the peak of its interest rate hiking regime. As U.S. economic growth remained resilient and inflationary pressures receded in the months that followed, bond yields fluctuated, though generally drifted down, amid shifting market sentiment about the size and timing of potential Fed easing.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index	Bloomberg U.S. Aggregate Bond Index
7/7/20	$10,000	$10,000	$10,000
8/20	$10,070	$10,077	$10,031
8/21	$10,181	$10,212	$10,023
8/22	$9,539	$9,584	$8,868
8/23	$9,741	$9,805	$8,763
8/24	$10,486	$10,587	$9,403

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced July 7, 2020)	7.65%	1.15%
Shares based on Market Price (Commenced July 7, 2020)	7.73%	1.18%
FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index	7.97%	1.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.47%

Performance Inception Date						Jul. 07, 2020
AssetsNet	$ 9,480,766	$ 9,480,766	$ 9,480,766	$ 9,480,766	$ 9,480,766	$ 9,480,766
Holdings Count | Holding	311	311	311	311	311	311
Advisory Fees Paid, Amount						$ 2,581
InvestmentCompanyPortfolioTurnover						64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$9,480,766
# of Portfolio Holdings	311
Portfolio Turnover Rate	64%
Total Net Advisory Fees Paid	$2,581

Holdings [Text Block]

Sector Allocation (%)

Banks	35.1
Consumer Cyclical	11.1
Electric	6.8
Energy	6.4
Technology	5.0
Consumer Noncyclical	3.9
Wireless	3.7
Financial Company	3.7
Capital Goods	3.1
Other	19.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000186809
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Access Investment Grade Corporate Bond ETF
Trading Symbol						GIGB
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate Bond ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGB	$15	0.14%

Expenses Paid, Amount						$ 15
Expense Ratio, Percent						0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of U.S. fixed income markets was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility, inflation and other macroeconomic data. When the reporting period began in September 2023, the Fed appeared to have reached the peak of its interest rate hiking regime. As U.S. economic growth remained resilient and inflationary pressures receded in the months that followed, bond yields fluctuated, though generally drifted down, amid shifting market sentiment about the size and timing of potential Fed easing.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs Investment Grade Corporate Bond Index	Bloomberg US Corporate Investment Grade Index	Bloomberg U.S. Aggregate Bond Index
6/6/17	$10,000	$10,000	$10,000	$10,000
8/17	$10,119	$10,126	$10,142	$10,095
8/18	$10,011	$10,041	$10,040	$9,989
8/19	$11,347	$11,403	$11,378	$11,005
8/20	$12,252	$12,333	$12,231	$11,717
8/21	$12,505	$12,615	$12,541	$11,708
8/22	$10,634	$10,750	$10,671	$10,359
8/23	$10,724	$10,840	$10,767	$10,236
8/24	$11,687	$11,834	$11,767	$10,983

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced June 6, 2017)	8.98%	0.59%	2.17%
Shares based on Market Price (Commenced June 6, 2017)	9.11%	0.61%	2.19%
FTSE Goldman Sachs Investment Grade Corporate Bond Index	9.17%	0.74%	2.35%
Bloomberg US Corporate Investment Grade Index	9.29%	0.67%	2.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.30%

Performance Inception Date						Jun. 06, 2017
AssetsNet	$ 869,740,523	$ 869,740,523	$ 869,740,523	$ 869,740,523	$ 869,740,523	$ 869,740,523
Holdings Count | Holding	1,750	1,750	1,750	1,750	1,750	1,750
Advisory Fees Paid, Amount						$ 936,624
InvestmentCompanyPortfolioTurnover						6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$869,740,523
# of Portfolio Holdings	1,750
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$936,624

Holdings [Text Block]

Sector Allocation (%)

Banks	29.8
Consumer Cyclical	8.1
Energy	7.9
Technology	7.9
Consumer Noncyclical	6.5
Wireless	5.1
Healthcare	4.8
Communications	4.1
Electric	3.3
Other	21.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000172210
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Access Treasury 0-1 Year ETF
Trading Symbol						GBIL
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Access Treasury 0-1 Year ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBIL	$12	0.12%

Expenses Paid, Amount						$ 12
Expense Ratio, Percent						0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of U.S. fixed income markets was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility, inflation and other macroeconomic data. When the reporting period began in September 2023, the Fed appeared to have reached the peak of its interest rate hiking regime. As U.S. economic growth remained resilient and inflationary pressures receded in the months that followed, bond yields fluctuated, though generally drifted down, amid shifting market sentiment about the size and timing of potential Fed easing.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE US Treasury 0-1 Year Composite Select Index	Bloomberg U.S. Aggregate Bond Index
9/6/16	$10,000	$10,000	$10,000
8/17	$10,053	$10,064	$10,035
8/18	$10,190	$10,212	$9,930
8/19	$10,434	$10,467	$10,939
8/20	$10,583	$10,623	$11,647
8/21	$10,580	$10,634	$11,638
8/22	$10,581	$10,653	$10,297
8/23	$11,004	$11,104	$10,175
8/24	$11,603	$11,730	$10,917

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 6, 2016)	5.45%	2.14%	1.88%
Shares based on Market Price (Commenced September 6, 2016)	5.40%	2.14%	1.88%
FTSE US Treasury 0-1 Year Composite Select Index	5.64%	2.30%	2.02%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.10%

Performance Inception Date						Sep. 06, 2016
AssetsNet	$ 5,343,386,104	$ 5,343,386,104	$ 5,343,386,104	$ 5,343,386,104	$ 5,343,386,104	$ 5,343,386,104
Holdings Count | Holding	474	474	474	474	474	474
Advisory Fees Paid, Amount						$ 6,661,763
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$5,343,386,104
# of Portfolio Holdings	474
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$6,661,763

Holdings [Text Block]

Sector Allocation (%)

Government	100.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000215322
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Access U.S. Aggregate Bond ETF
Trading Symbol						GCOR
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Access U.S. Aggregate Bond ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCOR	$13	0.13%

Expenses Paid, Amount						$ 13
Expense Ratio, Percent						0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of U.S. fixed income markets was primarily influenced by Federal Reserve (Fed) monetary policy, interest rate volatility, inflation and other macroeconomic data. When the reporting period began in September 2023, the Fed appeared to have reached the peak of its interest rate hiking regime. As U.S. economic growth remained resilient and inflationary pressures receded in the months that followed, bond yields fluctuated, though generally drifted down, amid shifting market sentiment about the size and timing of potential Fed easing.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs US Broad Bond Market Index	Bloomberg U.S. Aggregate Bond Index
9/8/20	$10,000	$10,000	$10,000
8/21	$9,948	$9,979	$9,983
8/22	$8,742	$8,775	$8,833
8/23	$8,604	$8,664	$8,728
8/24	$9,204	$9,295	$9,365

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced September 8, 2020)	6.97%	-2.06%
Shares based on Market Price (Commenced September 8, 2020)	6.75%	-2.05%
FTSE Goldman Sachs US Broad Bond Market Index	7.28%	-1.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.64%

Performance Inception Date						Sep. 08, 2020
AssetsNet	$ 398,943,714	$ 398,943,714	$ 398,943,714	$ 398,943,714	$ 398,943,714	$ 398,943,714
Holdings Count | Holding	956	956	956	956	956	956
Advisory Fees Paid, Amount						$ 585,522
InvestmentCompanyPortfolioTurnover						401.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$398,943,714
# of Portfolio Holdings	956
Portfolio Turnover Rate	401%
Total Net Advisory Fees Paid	$585,522

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Notes	31.6
Mortgage-Backed Securities	26.0
Corporate Obligations	21.7
U.S. Treasury Bonds	10.4
Foreign Corporate Debt	5.5
U.S. Treasury Obligations	4.4
Investment Company	4.1
Sovereign Debt Obligations	2.5
U.S. Government Agency Obligations	0.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000248475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF
Trading Symbol	GPRF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities (the "Fund") for the period of July 30, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPRF	$4	0.45%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Falling interest rates and expectations around Federal Reserve (Fed) monetary policy had the greatest impact on preferred stocks and hybrid securities. As inflation pressures receded, the Fed hinted it might begin easing. Markets priced in 100 basis points of cuts by year end 2024, a potential positive for the preferreds market. Bond yields declined, with credit spreads tightening across the $1,000 par over-the-counter and $25 par exchange traded markets, narrowing more than investment grade and high yield corporate bond spreads.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs US Preferred Stock & Hybrid Index (TR, Unhedged, USD)	Bloomberg U.S. Aggregate Bond Index
7/30/24	$10,000	$10,000	$10,000
8/24	$10,210	$10,217	$10,199

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced July 30, 2024)	2.10%
Shares based on Market Price (Commenced July 30, 2024)	1.91%
FTSE Goldman Sachs US Preferred Stock & Hybrid Index (TR, Unhedged, USD)	2.17%
Bloomberg U.S. Aggregate Bond Index	1.99%

Performance Inception Date	Jul. 30, 2024
AssetsNet	$ 89,336,910	$ 89,336,910	$ 89,336,910	$ 89,336,910	$ 89,336,910	$ 89,336,910
Holdings Count | Holding	366	366	366	366	366	366
Advisory Fees Paid, Amount	$ 26,965
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$89,336,910
# of Portfolio Holdings	366
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$26,965

Holdings [Text Block]

Sector Allocation (%)

Banks	32.2
Financial	28.0
Electric	11.8
Energy	7.3
Insurance	6.2
Utilities	3.3
Communications	2.9
Financial Company	1.8
Wireless	1.7
Other	3.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000207250
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Access Ultra Short Bond ETF
Trading Symbol						GSST
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Access Ultra Short Bond ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSST	$17	0.16%

Expenses Paid, Amount						$ 17
Expense Ratio, Percent						0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of U.S. fixed income markets was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility, inflation and other macroeconomic data. When the reporting period began in September 2023, the Fed appeared to have reached the peak of its interest rate hiking regime. As U.S. economic growth remained resilient and inflationary pressures receded in the months that followed, bond yields fluctuated, though generally drifted down, amid shifting market sentiment about the size and timing of potential Fed easing.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/15/19	$10,000	$10,000	$10,000
8/19	$10,175	$10,090	$10,637
8/20	$10,407	$10,209	$11,325
8/21	$10,468	$10,215	$11,316
8/22	$10,408	$10,260	$10,013
8/23	$10,850	$10,716	$9,893
8/24	$11,579	$11,321	$10,616

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced April 15, 2019)	6.72%	2.62%	2.76%
Shares based on Market Price (Commenced April 15, 2019)	6.76%	2.63%	2.77%
FTSE Three-Month U.S. Treasury Bill Index	5.65%	2.33%	2.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.11%

Performance Inception Date						Apr. 15, 2019
AssetsNet	$ 615,703,622	$ 615,703,622	$ 615,703,622	$ 615,703,622	$ 615,703,622	$ 615,703,622
Holdings Count | Holding	335	335	335	335	335	335
Advisory Fees Paid, Amount						$ 930,171
InvestmentCompanyPortfolioTurnover						87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$615,703,622
# of Portfolio Holdings	335
Portfolio Turnover Rate	87%
Total Net Advisory Fees Paid	$930,171

Holdings [Text Block]

Sector Allocation (%)

Asset-Backed Securities	29.4
Mortgage-Backed Securities	18.9
Corporate Obligations	18.1
Foreign Corporate Debt	17.5
Commercial Paper	4.4
U.S. Treasury Notes	4.3
Investment Company	3.4
Certificate of Deposit	2.1
U.S. Treasury Bills	0.5
U.S. Government Agency Obligations	0.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000152548
Shareholder Report [Line Items]
Fund Name						Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging Markets Equity ETF
Trading Symbol						GEM
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEM	$48	0.45%

Expenses Paid, Amount						$ 48
Expense Ratio, Percent						0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global macroeconomic data showed encouraging signs, despite China’s market being weighed down by economic slowdown, weak consumption and a troubled real estate sector.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® Emerging Markets Equity Index	MSCI Emerging Markets Index
9/25/15	$10,000	$10,000	$10,000
8/16	$11,329	$11,377	$11,575
8/17	$13,877	$13,966	$14,414
8/18	$13,838	$14,004	$14,316
8/19	$13,394	$13,528	$13,692
8/20	$14,677	$14,837	$15,676
8/21	$17,684	$17,976	$18,987
8/22	$13,799	$14,050	$14,848
8/23	$14,282	$14,599	$15,033
8/24	$16,304	$16,945	$17,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 25, 2015)	14.16%	4.01%	5.62%
Shares based on Market Price (Commenced September 25, 2015)	14.28%	3.92%	5.58%
Goldman Sachs ActiveBeta® Emerging Markets Equity Index	16.07%	4.60%	6.08%
MSCI Emerging Markets Index	15.07%	4.78%	6.32%

Performance Inception Date						Sep. 25, 2015
AssetsNet	$ 943,000,894	$ 943,000,894	$ 943,000,894	$ 943,000,894	$ 943,000,894	$ 943,000,894
Holdings Count | Holding	808	808	808	808	808	808
Advisory Fees Paid, Amount						$ 3,762,794
InvestmentCompanyPortfolioTurnover						28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$943,000,894
# of Portfolio Holdings	808
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid	$3,762,794

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.0%
Financials	23.5%
Consumer Discretionary	12.0%
Communication Services	8.6%
Consumer Staples	6.7%
Materials	6.3%
Industrials	6.0%
Energy	4.6%
Health Care	4.1%
Other Sectors	7.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000152549
Shareholder Report [Line Items]
Fund Name						Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Europe Equity ETF
Trading Symbol						GSEU
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs ActiveBeta® Europe Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEU	$27	0.25%

Expenses Paid, Amount						$ 27
Expense Ratio, Percent						0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The European equity markets experienced volatility driven largely by prolonged higher interest rates and concerns around a weakening economy in the region but performed strongly overall, supported by persistent yet falling inflation that, in turn, fueled expectations of interest rate cuts by the European Central Bank and Bank of England. For the reporting period overall, the U.K. equity market outperformed the equity markets of continental Europe, though both the MSCI Europe ex UK Index and MSCI UK Index generated double-digit positive returns.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® Europe Equity Index	MSCI Europe Index
3/2/16	$10,000	$10,000	$10,000
8/16	$10,623	$10,618	$10,615
8/17	$12,690	$12,710	$12,677
8/18	$13,249	$13,268	$13,010
8/19	$12,831	$12,838	$12,615
8/20	$13,692	$13,706	$13,300
8/21	$17,862	$17,937	$17,182
8/22	$13,430	$13,522	$13,475
8/23	$16,707	$16,710	$16,509
8/24	$19,753	$19,773	$19,776

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced March 2, 2016)	18.23%	9.00%	8.33%
Shares based on Market Price (Commenced March 2, 2016)	18.80%	9.04%	8.37%
Goldman Sachs ActiveBeta® Europe Equity Index	18.33%	9.01%	8.34%
MSCI Europe Index	19.79%	9.40%	8.34%

Performance Inception Date						Mar. 02, 2016
AssetsNet	$ 42,043,325	$ 42,043,325	$ 42,043,325	$ 42,043,325	$ 42,043,325	$ 42,043,325
Holdings Count | Holding	356	356	356	356	356	356
Advisory Fees Paid, Amount						$ 23,011
InvestmentCompanyPortfolioTurnover						28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$42,043,325
# of Portfolio Holdings	356
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid	$23,011

Holdings [Text Block]

Sector Allocation (%)

Financials	21.0%
Industrials	18.0%
Health Care	17.3%
Consumer Discretionary	10.5%
Consumer Staples	9.3%
Information Technology	7.8%
Energy	4.6%
Materials	4.5%
Communication Services	3.5%
Other Sectors	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000152545
Shareholder Report [Line Items]
Fund Name						Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity ETF
Trading Symbol						GSIE
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs ActiveBeta® International Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIE	$27	0.25%

Expenses Paid, Amount						$ 27
Expense Ratio, Percent						0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market experienced volatility driven by prolonged higher interest rates, persistent inflation and heightened geopolitical concerns but performed strongly overall as gradually waning inflation levels globally indicated a peaking of central bank tightening cycles and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data and favorable corporate earnings reports.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® International Equity Index	MSCI World ex USA Index
11/6/15	$10,000	$10,000	$10,000
8/16	$10,090	$10,095	$9,999
8/17	$11,872	$11,899	$11,713
8/18	$12,620	$12,656	$12,241
8/19	$12,230	$12,260	$11,886
8/20	$12,960	$13,006	$12,594
8/21	$16,475	$16,552	$15,941
8/22	$13,150	$13,223	$12,982
8/23	$15,307	$15,390	$15,118
8/24	$18,129	$18,233	$18,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced November 6, 2015)	18.44%	8.18%	6.97%
Shares based on Market Price (Commenced November 6, 2015)	18.26%	8.13%	6.95%
Goldman Sachs ActiveBeta® International Equity Index	18.47%	8.26%	7.04%
MSCI World ex USA Index	19.45%	8.71%	6.92%

Performance Inception Date						Nov. 06, 2015
AssetsNet	$ 3,786,535,820	$ 3,786,535,820	$ 3,786,535,820	$ 3,786,535,820	$ 3,786,535,820	$ 3,786,535,820
Holdings Count | Holding	684	684	684	684	684	684
Advisory Fees Paid, Amount						$ 8,560,441
InvestmentCompanyPortfolioTurnover						28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$3,786,535,820
# of Portfolio Holdings	684
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid	$8,560,441

Holdings [Text Block]

Sector Allocation (%)

Financials	23.2%
Industrials	17.3%
Health Care	12.5%
Consumer Discretionary	11.0%
Information Technology	9.3%
Consumer Staples	8.6%
Materials	5.5%
Energy	5.0%
Communication Services	3.7%
Other Sectors	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000152550
Shareholder Report [Line Items]
Fund Name						Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Japan Equity ETF
Trading Symbol						GSJY
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs ActiveBeta® Japan Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSJY	$27	0.25%

Expenses Paid, Amount						$ 27
Expense Ratio, Percent						0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Japanese equity market experienced volatility largely due to fluctuating strength in the yen but performed strongly overall, propelled by expectations of interest rate cuts in the U.S., improved domestic business sentiment, foreign investor inflows, reflation, investor optimism around corporate governance reforms, the launch of the Nippon Individual Savings Account, and the Bank of Japan’s decision to end its long-standing negative rate policy.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® Japan Equity Index	MSCI Japan Index
3/2/16	$10,000	$10,000	$10,000
8/16	$10,717	$10,699	$10,958
8/17	$12,297	$12,275	$12,458
8/18	$13,455	$13,410	$13,586
8/19	$12,874	$12,765	$12,823
8/20	$14,054	$13,935	$14,126
8/21	$16,587	$16,426	$16,946
8/22	$13,475	$13,322	$13,733
8/23	$15,589	$15,413	$15,834
8/24	$18,441	$18,228	$18,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced March 2, 2016)	18.29%	7.45%	7.46%
Shares based on Market Price (Commenced March 2, 2016)	18.78%	7.59%	7.52%
Goldman Sachs ActiveBeta® Japan Equity Index	18.26%	7.37%	7.31%
MSCI Japan Index	19.69%	8.12%	7.80%

Performance Inception Date						Mar. 02, 2016
AssetsNet	$ 23,761,814	$ 23,761,814	$ 23,761,814	$ 23,761,814	$ 23,761,814	$ 23,761,814
Holdings Count | Holding	189	189	189	189	189	189
Advisory Fees Paid, Amount						$ 28,254
InvestmentCompanyPortfolioTurnover						25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$23,761,814
# of Portfolio Holdings	189
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid	$28,254

Holdings [Text Block]

Sector Allocation (%)

Industrials	20.6%
Consumer Discretionary	17.7%
Financials	16.6%
Information Technology	15.7%
Health Care	7.5%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.8%
Energy	2.7%
Other Sectors	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000152551
Shareholder Report [Line Items]
Fund Name						Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Large Cap Equity ETF
Trading Symbol						GSLC
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSLC	$10	0.09%

Expenses Paid, Amount						$ 10
Expense Ratio, Percent						0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index	S&P 500® Index
9/17/15	$10,000	$10,000	$10,000
8/16	$10,897	$10,907	$11,140
8/17	$12,439	$12,467	$12,948
8/18	$15,132	$15,183	$15,494
8/19	$15,498	$15,564	$15,946
8/20	$18,888	$18,992	$19,445
8/21	$24,594	$24,752	$25,505
8/22	$21,470	$21,623	$22,641
8/23	$24,654	$24,854	$26,250
8/24	$31,306	$31,589	$33,374

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 17, 2015)	26.98%	15.08%	13.58%
Shares based on Market Price (Commenced September 17, 2015)	26.97%	15.09%	13.58%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index	27.10%	15.19%	13.69%
S&P 500® Index	27.14%	15.90%	14.39%

Performance Inception Date						Sep. 17, 2015
AssetsNet	$ 12,721,167,109	$ 12,721,167,109	$ 12,721,167,109	$ 12,721,167,109	$ 12,721,167,109	$ 12,721,167,109
Holdings Count | Holding	430	430	430	430	430	430
Advisory Fees Paid, Amount						$ 10,463,762
InvestmentCompanyPortfolioTurnover						17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$12,721,167,109
# of Portfolio Holdings	430
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$10,463,762

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.1%
Financials	13.1%
Health Care	11.2%
Consumer Discretionary	10.6%
Industrials	9.1%
Communication Services	8.9%
Consumer Staples	6.7%
Energy	3.0%
Materials	2.2%
Other Sectors	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000152552
Shareholder Report [Line Items]
Fund Name						Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Small Cap Equity ETF
Trading Symbol						GSSC
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSSC	$22	0.20%

Expenses Paid, Amount						$ 22
Expense Ratio, Percent						0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index	Russell 2000® Index	Russell 3000® Index
6/28/17	$10,000	$10,000	$10,000	$10,000
8/17	$9,824	$9,832	$9,878	$10,138
8/18	$12,406	$12,450	$12,392	$12,191
8/19	$10,882	$10,910	$10,795	$12,351
8/20	$11,224	$11,260	$11,444	$14,999
8/21	$16,887	$16,995	$16,833	$19,954
8/22	$14,700	$14,825	$13,823	$17,304
8/23	$15,721	$15,898	$14,466	$19,858
8/24	$18,708	$18,951	$17,137	$25,049

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced June 28, 2017)	19.00%	11.43%	9.11%
Shares based on Market Price (Commenced June 28, 2017)	19.08%	11.44%	9.11%
Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index	19.20%	11.66%	9.31%
Russell 2000® Index	18.47%	9.67%	7.79%
Russell 3000® Index	26.14%	15.17%	13.64%

Performance Inception Date						Jun. 28, 2017
AssetsNet	$ 514,863,148	$ 514,863,148	$ 514,863,148	$ 514,863,148	$ 514,863,148	$ 514,863,148
Holdings Count | Holding	1,365	1,365	1,365	1,365	1,365	1,365
Advisory Fees Paid, Amount						$ 939,972
InvestmentCompanyPortfolioTurnover						24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$514,863,148
# of Portfolio Holdings	1,365
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid	$939,972

Holdings [Text Block]

Sector Allocation (%)

Financials	19.5%
Industrials	17.7%
Health Care	16.3%
Information Technology	12.7%
Consumer Discretionary	11.6%
Real Estate	5.2%
Energy	4.9%
Materials	4.3%
Consumer Staples	3.4%
Other Sectors	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000233873
Shareholder Report [Line Items]
Fund Name						Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> World Low Vol Plus Equity ETF
Trading Symbol						GLOV
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLOV	$28	0.25%

Expenses Paid, Amount						$ 28
Expense Ratio, Percent						0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market experienced volatility driven by prolonged higher interest rates, persistent inflation and heightened geopolitical concerns but performed strongly overall as gradually waning inflation levels globally indicated a peaking of central bank tightening cycles and fueled expectations for potential interest rate cuts in several developed markets, with the exception of Japan. Further boosting investor sentiment was generally positive economic data and favorable corporate earnings reports.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index	Solactive GBS Developed Markets Large & Mid Cap	MSCI ACWI Index
3/15/22	$10,000	$10,000	$10,000	$10,000
8/22	$9,435	$9,421	$9,246	$9,314
8/23	$10,487	$10,450	$10,697	$10,613
8/24	$13,027	$12,954	$13,316	$13,101

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced March 15, 2022)	24.22%	11.32%
Shares based on Market Price (Commenced March 15, 2022)	24.08%	11.31%
Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index	23.96%	11.06%
Solactive GBS Developed Markets Large & Mid Cap	24.49%	12.32%
MSCI ACWI Index	23.44%	11.58%

Performance Inception Date						Mar. 15, 2022
AssetsNet	$ 1,000,825,524	$ 1,000,825,524	$ 1,000,825,524	$ 1,000,825,524	$ 1,000,825,524	$ 1,000,825,524
Holdings Count | Holding	411	411	411	411	411	411
Advisory Fees Paid, Amount						$ 2,026,101
InvestmentCompanyPortfolioTurnover						25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,000,825,524
# of Portfolio Holdings	411
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid	$2,026,101

Holdings [Text Block]

Sector Allocation (%)

Information Technology	22.1%
Financials	19.3%
Industrials	13.3%
Health Care	12.1%
Consumer Staples	11.5%
Consumer Discretionary	9.5%
Communication Services	7.9%
Materials	1.4%
Energy	1.1%
Other Sectors	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000232483
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Bloomberg Clean Energy Equity ETF
Trading Symbol						GCLN
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Bloomberg Clean Energy Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCLN	$46	0.45%

Expenses Paid, Amount						$ 46
Expense Ratio, Percent						0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Performance of clean energy-related equities was positive but challenged, having experienced an outsized valuation correction despite growing EBITDA, robust government and corporate support for cleaner energy and meaningfully more power demand amid the rise of artificial intelligence/data centers and reshoring trends. Toward the end of the reporting period, clean energy infrastructure stock performance improved on the back of a strong earnings cycle coupled with increased clarity on when the U.S. Federal Reserve might start cutting interest rates.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Goldman Sachs Global Clean Energy Index (TR, Unhedged, USD)	S&P 500® Index
2/8/22	$10,000	$10,000	$10,000
8/22	$10,045	$10,140	$8,829
8/23	$9,030	$9,172	$10,236
8/24	$9,462	$9,702	$13,014

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced February 8, 2022)	4.79%	-2.14%
Shares based on Market Price (Commenced February 8, 2022)	4.19%	-2.16%
Bloomberg Goldman Sachs Global Clean Energy Index (TR, Unhedged, USD)	5.78%	-1.17%
S&P 500® Index	27.14%	10.83%

Performance Inception Date						Feb. 08, 2022
AssetsNet	$ 12,579,998	$ 12,579,998	$ 12,579,998	$ 12,579,998	$ 12,579,998	$ 12,579,998
Holdings Count | Holding	202	202	202	202	202	202
Advisory Fees Paid, Amount						$ 32,318
InvestmentCompanyPortfolioTurnover						52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$12,579,998
# of Portfolio Holdings	202
Portfolio Turnover Rate	52%
Total Net Advisory Fees Paid	$32,318

Holdings [Text Block]

Sector Allocation (%)

Utilities	65.1%
Industrials	15.4%
Consumer Discretionary	9.5%
Information Technology	7.7%
Materials	1.1%
Energy	0.6%
Investment Company	0.4%
Financials	0.2%
Consumer Staples	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000190083
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Trading Symbol						GSEW
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEW	$10	0.09%

Expenses Paid, Amount						$ 10
Expense Ratio, Percent						0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive US Large Cap Equal Weight Index (GTR)	S&P 500® Index
9/12/17	$10,000	$10,000	$10,000
8/18	$11,560	$11,577	$11,842
8/19	$11,747	$11,783	$12,188
8/20	$13,170	$13,239	$14,862
8/21	$18,380	$18,499	$19,494
8/22	$15,718	$15,841	$17,305
8/23	$17,067	$17,227	$20,063
8/24	$20,981	$21,195	$25,509

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 12, 2017)	22.93%	12.28%	11.21%
Shares based on Market Price (Commenced September 12, 2017)	22.92%	12.27%	11.20%
Solactive US Large Cap Equal Weight Index (GTR)	23.03%	12.44%	11.37%
S&P 500® Index	27.14%	15.90%	14.37%

Performance Inception Date						Sep. 12, 2017
AssetsNet	$ 817,695,956	$ 817,695,956	$ 817,695,956	$ 817,695,956	$ 817,695,956	$ 817,695,956
Holdings Count | Holding	495	495	495	495	495	495
Advisory Fees Paid, Amount						$ 513,340
InvestmentCompanyPortfolioTurnover						39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$817,695,956
# of Portfolio Holdings	495
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$513,340

Holdings [Text Block]

Sector Allocation (%)

Information Technology	16.6%
Industrials	16.4%
Financials	15.0%
Health Care	11.8%
Consumer Discretionary	8.4%
Consumer Staples	6.7%
Utilities	5.7%
Real Estate	5.4%
Materials	5.2%
Other Sectors	8.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000168500
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Hedge Industry VIP ETF
Trading Symbol						GVIP
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Hedge Industry VIP ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVIP	$52	0.45%

Expenses Paid, Amount						$ 52
Expense Ratio, Percent						0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs Hedge Fund VIP Index™ TR	S&P 500® Index
11/1/16	$10,000	$10,000	$10,000
8/17	$12,661	$12,714	$11,918
8/18	$14,594	$14,725	$14,261
8/19	$14,450	$14,597	$14,678
8/20	$20,259	$20,639	$17,898
8/21	$26,336	$26,961	$23,476
8/22	$19,239	$19,781	$20,840
8/23	$22,682	$23,425	$24,162
8/24	$29,893	$30,869	$30,720

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced November 1, 2016)	31.79%	15.63%	14.99%
Shares based on Market Price (Commenced November 1, 2016)	31.52%	15.53%	14.97%
Goldman Sachs Hedge Fund VIP Index™ TR	31.78%	16.14%	15.46%
S&P 500® Index	27.14%	15.90%	15.39%

Performance Inception Date						Nov. 01, 2016
AssetsNet	$ 287,583,542	$ 287,583,542	$ 287,583,542	$ 287,583,542	$ 287,583,542	$ 287,583,542
Holdings Count | Holding	52	52	52	52	52	52
Advisory Fees Paid, Amount						$ 816,360
InvestmentCompanyPortfolioTurnover						144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$287,583,542
# of Portfolio Holdings	52
Portfolio Turnover Rate	144%
Total Net Advisory Fees Paid	$816,360

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.0%
Financials	18.3%
Communication Services	13.7%
Industrials	12.3%
Health Care	11.9%
Consumer Discretionary	10.2%
Energy	3.9%
Materials	3.8%
Consumer Staples	1.9%
Other Sectors	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000219502
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Innovate Equity ETF
Trading Symbol						GINN
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Innovate Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GINN	$55	0.50%

Expenses Paid, Amount						$ 55
Expense Ratio, Percent						0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities broadly experienced volatility driven by prolonged higher interest rates, persistent inflation and geopolitical concerns, but performed strongly overall as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially among technology stocks, fueled by continued enthusiasm around artificial intelligence (AI).

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive Innovative Global Equity Index (Net total Return, Unhedged, USD)	MSCI ACWI Index
11/6/20	$10,000	$10,000	$10,000
8/21	$12,680	$12,738	$12,662
8/22	$8,832	$8,864	$10,651
8/23	$10,013	$10,048	$12,137
8/24	$12,102	$12,172	$14,982

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced November 6, 2020)	20.86%	5.13%
Shares based on Market Price (Commenced November 6, 2020)	20.88%	5.13%
Solactive Innovative Global Equity Index (Net total Return, Unhedged, USD)	21.14%	5.29%
MSCI ACWI Index	23.44%	11.18%

Performance Inception Date						Nov. 06, 2020
AssetsNet	$ 351,841,378	$ 351,841,378	$ 351,841,378	$ 351,841,378	$ 351,841,378	$ 351,841,378
Holdings Count | Holding	475	475	475	475	475	475
Advisory Fees Paid, Amount						$ 1,690,643
InvestmentCompanyPortfolioTurnover						33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$351,841,378
# of Portfolio Holdings	475
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid	$1,690,643

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.8%
Health Care	20.9%
Consumer Discretionary	14.8%
Financials	14.4%
Communication Services	10.9%
Industrials	8.3%
Utilities	1.4%
Energy	0.9%
Consumer Staples	0.9%
Other Sectors	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000198662
Shareholder Report [Line Items]
Fund Name						Goldman Sachs JUST U.S. Large Cap Equity ETF
Trading Symbol						JUST
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs JUST U.S. Large Cap Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JUST	$23	0.20%

Expenses Paid, Amount						$ 23
Expense Ratio, Percent						0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	JUST U.S. Large Cap Diversified Index	Russell 1000® Index
6/7/18	$10,000	$10,000	$10,000
8/18	$10,511	$10,517	$10,511
8/19	$10,728	$10,750	$10,773
8/20	$13,233	$13,309	$13,197
8/21	$17,284	$17,422	$17,452
8/22	$15,119	$15,267	$15,191
8/23	$17,386	$17,587	$17,530
8/24	$22,128	$22,434	$22,193

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced June 7, 2018)	27.27%	15.56%	13.57%
Shares based on Market Price (Commenced June 7, 2018)	27.20%	15.55%	13.57%
JUST U.S. Large Cap Diversified Index	27.56%	15.83%	13.82%
Russell 1000® Index	26.60%	15.53%	13.62%

Performance Inception Date						Jun. 07, 2018
AssetsNet	$ 360,914,669	$ 360,914,669	$ 360,914,669	$ 360,914,669	$ 360,914,669	$ 360,914,669
Holdings Count | Holding	459	459	459	459	459	459
Advisory Fees Paid, Amount						$ 616,723
InvestmentCompanyPortfolioTurnover						9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$360,914,669
# of Portfolio Holdings	459
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$616,723

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.7%
Financials	13.9%
Health Care	12.4%
Consumer Discretionary	9.6%
Industrials	8.7%
Communication Services	6.4%
Consumer Staples	6.3%
Energy	3.5%
Real Estate	2.5%
Other Sectors	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000245144
Shareholder Report [Line Items]
Fund Name					Goldman Sachs Small Cap Core Equity ETF
Trading Symbol					GSC
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Goldman Sachs Small Cap Core Equity ETF (the "Fund") for the period of October 3, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					1-800-621-2550
Additional Information Website					am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSC	$80	0.75%

Expenses Paid, Amount					$ 80
Expense Ratio, Percent					0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]					Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Russell 2000 (Total Return, Unhedged, USD)	Russell 3000® Index
10/3/23	$10,000	$10,000	$10,000
8/24	$13,405	$13,009	$13,463

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced October 3, 2023)	34.05%
Shares based on Market Price (Commenced October 3, 2023)	34.03%
Russell 2000 (Total Return, Unhedged, USD)	30.09%
Russell 3000® Index	34.63%

Performance Inception Date					Oct. 03, 2023
AssetsNet	$ 77,658,585	$ 77,658,585	$ 77,658,585	$ 77,658,585	$ 77,658,585	$ 77,658,585
Holdings Count | Holding	100	100	100	100	100	100
Advisory Fees Paid, Amount					$ 177,254
InvestmentCompanyPortfolioTurnover					41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$77,658,585
# of Portfolio Holdings	100
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$177,254

Holdings [Text Block]

Sector Allocation (%)

Industrials	18.8%
Financials	17.0%
Information Technology	16.6%
Health Care	16.3%
Consumer Discretionary	11.0%
Materials	7.4%
Energy	5.5%
Real Estate	2.8%
Investment Company	1.7%
Other Sectors	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number					1-800-621-2550
Updated Prospectus Web Address					dfinview.com/GoldmanSachs
C000243239
Shareholder Report [Line Items]
Fund Name						Goldman Sachs North American Pipelines & Power Equity ETF
Trading Symbol						GPOW
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs North American Pipelines & Power Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPOW	$62	0.55%

Expenses Paid, Amount						$ 62
Expense Ratio, Percent						0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

North American midstream equities performed well, underpinned by a supportive production backdrop and an ongoing focus from company management teams on maximizing returns on invested capital and shareholder returns. Within the sector, performance was mixed. For example, during the first quarter of 2024, Master Limited Partnerships (MLPs) strongly outperformed energy infrastructure common stocks. However, that reversed in July and August 2024 when energy infrastructure common stocks materially outperformed MLPs.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive Energy Infrastructure Enhanced Index (Net Total Return, Unhedged, USD)	S&P 500® Index
7/11/23	$10,000	$10,000	$10,000
8/23	$10,116	$10,098	$10,178
8/24	$12,690	$12,603	$12,940

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced July 11, 2023)	25.44%	23.18%
Shares based on Market Price (Commenced July 11, 2023)	25.33%	23.17%
Solactive Energy Infrastructure Enhanced Index (Net Total Return, Unhedged, USD)	24.81%	22.45%
S&P 500® Index	27.14%	25.30%

Performance Inception Date						Jul. 11, 2023
AssetsNet	$ 7,424,316	$ 7,424,316	$ 7,424,316	$ 7,424,316	$ 7,424,316	$ 7,424,316
Holdings Count | Holding	49	49	49	49	49	49
Advisory Fees Paid, Amount						$ 35,334
InvestmentCompanyPortfolioTurnover						74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$7,424,316
# of Portfolio Holdings	49
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$35,334

Holdings [Text Block]

Sector Allocation (%)

Energy	84.0%
Utilities	15.9%
Investment Company	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000228398
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Future Consumer Equity ETF
Trading Symbol						GBUY
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Future Consumer Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBUY	$84	0.75%

Expenses Paid, Amount						$ 84
Expense Ratio, Percent						0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities broadly experienced volatility driven by prolonged higher interest rates, persistent inflation and geopolitical concerns but performed strongly overall as waning inflation globally suggested the peaking of central bank tightening cycles and potential interest rate cuts. Growth-oriented equities generally lagged other market segments, as interest rates remained elevated. Consumer-related sectors performed well but were under pressure, as price stresses led consumers to become more careful and measured in their spending.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	MSCI ACWI Growth Index	MSCI ACWI Index
11/9/21	$10,000	$10,000	$10,000
8/22	$6,372	$7,487	$8,218
8/23	$6,808	$8,824	$9,364
8/24	$8,434	$11,096	$11,559

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced November 9, 2021)	23.89%	-5.88%
Shares based on Market Price (Commenced November 9, 2021)	23.61%	-5.92%
MSCI ACWI Growth Index	25.75%	3.77%
MSCI ACWI Index	23.44%	5.29%

Performance Inception Date						Nov. 09, 2021
AssetsNet	$ 61,997,628	$ 61,997,628	$ 61,997,628	$ 61,997,628	$ 61,997,628	$ 61,997,628
Holdings Count | Holding	48	48	48	48	48	48
Advisory Fees Paid, Amount						$ 634,870
InvestmentCompanyPortfolioTurnover						31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$61,997,628
# of Portfolio Holdings	48
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$634,870

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.3%
Communication Services	25.4%
Consumer Discretionary	23.8%
Consumer Staples	5.3%
Financials	5.2%
Utilities	3.8%
Industrials	2.9%
Investment Company	2.4%
Materials	2.3%
Other Sectors	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000228400
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Future Health Care Equity ETF
Trading Symbol						GDOC
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Future Health Care Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GDOC	$81	0.75%

Expenses Paid, Amount						$ 81
Expense Ratio, Percent						0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities broadly experienced volatility driven by prolonged higher interest rates, persistent inflation and geopolitical concerns but performed strongly overall as waning inflation globally suggested the peaking of central bank tightening cycles and potential interest rate cuts. Growth-oriented equities generally lagged other market segments, as interest rates remained elevated. Within health care, gains were concentrated among a select few names, such as large pharmaceutical companies with exposure to the latest generation of anti-obesity drugs.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	MSCI ACWI Health Care Index	MSCI ACWI Index
11/9/21	$10,000	$10,000	$10,000
8/22	$7,545	$8,907	$8,218
8/23	$8,170	$9,745	$9,364
8/24	$9,431	$11,713	$11,559

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced November 9, 2021)	15.44%	-2.06%
Shares based on Market Price (Commenced November 9, 2021)	15.46%	-2.05%
MSCI ACWI Health Care Index	20.19%	5.78%
MSCI ACWI Index	23.44%	5.29%

Performance Inception Date						Nov. 09, 2021
AssetsNet	$ 24,194,591	$ 24,194,591	$ 24,194,591	$ 24,194,591	$ 24,194,591	$ 24,194,591
Holdings Count | Holding	44	44	44	44	44	44
Advisory Fees Paid, Amount						$ 283,111
InvestmentCompanyPortfolioTurnover						45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$24,194,591
# of Portfolio Holdings	44
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid	$283,111

Holdings [Text Block]

Sector Allocation (%)

Health Care	99.1%
Investment Company	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000227134
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Future Planet Equity ETF
Trading Symbol						GSFP
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Future Planet Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSFP	$79	0.75%

Expenses Paid, Amount						$ 79
Expense Ratio, Percent						0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market performed strongly as waning inflation suggested the peaking of central bank tightening cycles and potential interest rate cuts. However, persistent inflation and prolonged higher interest rates during the reporting period dampened the performance of long duration assets, including stocks in the environmental impact equity universe. Elevated inflation also pressured consumer demand for green premium products, while a pause in demand growth weighed on renewable energy companies.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	MSCI ACWI Index
7/13/21	$10,000	$10,000
8/21	$10,574	$10,225
8/22	$7,617	$8,601
8/23	$7,626	$9,801
8/24	$8,471	$12,099

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced July 13, 2021)	11.08%	-5.15%
Shares based on Market Price (Commenced July 13, 2021)	11.15%	-5.17%
MSCI ACWI Index	23.44%	6.26%

Performance Inception Date						Jul. 13, 2021
AssetsNet	$ 43,713,395	$ 43,713,395	$ 43,713,395	$ 43,713,395	$ 43,713,395	$ 43,713,395
Holdings Count | Holding	45	45	45	45	45	45
Advisory Fees Paid, Amount						$ 426,306
InvestmentCompanyPortfolioTurnover						33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$43,713,395
# of Portfolio Holdings	45
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid	$426,306

Holdings [Text Block]

Sector Allocation (%)

Industrials	36.8%
Materials	23.9%
Information Technology	17.1%
Utilities	16.2%
Consumer Discretionary	2.6%
Consumer Staples	2.2%
Investment Company	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000229364
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Trading Symbol						GREI
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Future Real Estate and Infrastructure Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREI	$81	0.75%

Expenses Paid, Amount						$ 81
Expense Ratio, Percent						0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Real estate and infrastructure securities broadly experienced volatility driven by prolonged higher interest rates and persistent inflation but performed strongly overall as waning inflation globally suggested the peaking of central bank tightening cycles and potential rate cuts. During the first half of the reporting period, concerns about refinancing risks and decreasing property valuations weighed on performance overall. In the second half, the possibility of rate cuts boosted investor sentiment, as falling yields seemed likely to bolster valuations.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index	MSCI ACWI Index
11/9/21	$10,000	$10,000	$10,000
8/22	$8,648	$9,217	$8,218
8/23	$8,322	$8,747	$9,364
8/24	$9,713	$10,475	$11,559

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced November 9, 2021)	16.71%	-1.03%
Shares based on Market Price (Commenced November 9, 2021)	16.76%	-1.16%
50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index	19.76%	1.67%
MSCI ACWI Index	23.44%	5.29%

Performance Inception Date						Nov. 09, 2021
AssetsNet	$ 16,536,721	$ 16,536,721	$ 16,536,721	$ 16,536,721	$ 16,536,721	$ 16,536,721
Holdings Count | Holding	43	43	43	43	43	43
Advisory Fees Paid, Amount						$ 123,932
InvestmentCompanyPortfolioTurnover						19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$16,536,721
# of Portfolio Holdings	43
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid	$123,932

Holdings [Text Block]

Sector Allocation (%)

Real Estate	55.8%
Utilities	26.7%
Industrials	10.0%
Energy	2.6%
Communication Services	2.1%
Health Care	1.5%
Investment Company	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000226526
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Future Tech Leaders Equity ETF
Trading Symbol						GTEK
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Future Tech Leaders Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTEK	$82	0.75%

Expenses Paid, Amount						$ 82
Expense Ratio, Percent						0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities broadly experienced volatility driven by prolonged higher interest rates and persistent inflation but performed strongly overall as waning inflation globally suggested the peaking of central bank tightening cycles. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement about artificial intelligence (AI) capabilities and a shift in tone from the Federal Reserve. Enthusiasm around mega-cap technology companies was a generally constant theme, fueling equity market gains.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	MSCI ACWI Index	MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
9/14/21	$10,000	$10,000	$10,000
8/22	$5,997	$8,475	$7,197
8/23	$6,240	$9,657	$7,925
8/24	$7,453	$11,921	$9,602

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced September 14, 2021)	19.44%	-9.44%
Shares based on Market Price (Commenced September 14, 2021)	19.27%	-9.52%
MSCI ACWI Index	23.44%	6.11%
MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index	21.16%	-1.36%

Performance Inception Date						Sep. 14, 2021
AssetsNet	$ 175,574,822	$ 175,574,822	$ 175,574,822	$ 175,574,822	$ 175,574,822	$ 175,574,822
Holdings Count | Holding	65	65	65	65	65	65
Advisory Fees Paid, Amount						$ 1,375,420
InvestmentCompanyPortfolioTurnover						48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$175,574,822
# of Portfolio Holdings	65
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid	$1,375,420

Holdings [Text Block]

Sector Allocation (%)

Information Technology	77.1%
Consumer Discretionary	8.6%
Communication Services	6.3%
Financials	3.4%
Industrials	2.5%
Investment Company	1.5%
Health Care	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000214554
Shareholder Report [Line Items]
Fund Name						Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging Markets Equity ETF
Trading Symbol						GSEE
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs MarketBeta® Emerging Markets Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEE	$38	0.36%

Expenses Paid, Amount						$ 38
Expense Ratio, Percent						0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global macroeconomic data showed encouraging signs, despite China’s market being weighed down by economic slowdown, weak consumption and a troubled real estate sector.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS Emerging Markets Large & Mid Cap Index	MSCI Emerging Markets Index
5/12/20	$10,000	$10,000	$10,000
8/20	$12,154	$12,206	$12,248
8/21	$14,506	$14,602	$14,835
8/22	$11,603	$11,670	$11,601
8/23	$11,790	$11,909	$11,746
8/24	$13,382	$13,759	$13,516

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced May 12, 2020)	13.50%	7.00%
Shares based on Market Price (Commenced May 12, 2020)	13.44%	6.97%
Solactive GBS Emerging Markets Large & Mid Cap Index	15.53%	7.69%
MSCI Emerging Markets Index	15.07%	7.25%

Performance Inception Date						May 12, 2020
AssetsNet	$ 116,609,472	$ 116,609,472	$ 116,609,472	$ 116,609,472	$ 116,609,472	$ 116,609,472
Holdings Count | Holding	1,899	1,899	1,899	1,899	1,899	1,899
Advisory Fees Paid, Amount						$ 293,629
InvestmentCompanyPortfolioTurnover						7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$116,609,472
# of Portfolio Holdings	1,899
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid	$293,629

Holdings [Text Block]

Sector Allocation (%)

Information Technology	23.5%
Financials	22.6%
Consumer Discretionary	11.6%
Industrials	8.5%
Communication Services	8.4%
Materials	6.6%
Energy	5.4%
Consumer Staples	5.0%
Health Care	3.5%
Other Sectors	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000214553
Shareholder Report [Line Items]
Fund Name						Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> International Equity ETF
Trading Symbol						GSID
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs MarketBeta® International Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSID	$22	0.20%

Expenses Paid, Amount						$ 22
Expense Ratio, Percent						0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market experienced volatility driven by prolonged higher interest rates, persistent inflation and heightened geopolitical concerns but performed strongly overall as gradually waning inflation levels globally indicated a peaking of central bank tightening cycles and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data and favorable corporate earnings reports.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS Developed Markets ex North America Large & Mid Cap Index	MSCI World ex USA Index
5/12/20	$10,000	$10,000	$10,000
8/20	$11,657	$11,650	$11,684
8/21	$14,711	$14,716	$14,788
8/22	$11,798	$11,797	$12,044
8/23	$13,830	$13,844	$14,025
8/24	$16,487	$16,515	$16,753

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced May 12, 2020)	19.21%	12.31%
Shares based on Market Price (Commenced May 12, 2020)	19.37%	12.32%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	19.29%	12.35%
MSCI World ex USA Index	19.45%	12.73%

Performance Inception Date						May 12, 2020
AssetsNet	$ 888,933,315	$ 888,933,315	$ 888,933,315	$ 888,933,315	$ 888,933,315	$ 888,933,315
Holdings Count | Holding	900	900	900	900	900	900
Advisory Fees Paid, Amount						$ 1,419,397
InvestmentCompanyPortfolioTurnover						4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$888,933,315
# of Portfolio Holdings	900
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$1,419,397

Holdings [Text Block]

Sector Allocation (%)

Financials	19.8%
Industrials	17.3%
Health Care	13.6%
Consumer Discretionary	11.0%
Information Technology	9.1%
Consumer Staples	8.7%
Materials	6.4%
Communication Services	4.3%
Energy	3.9%
Other Sectors	5.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000246478
Shareholder Report [Line Items]
Fund Name			Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Russell 1000 Growth Equity ETF
Trading Symbol			GGUS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF (the "Fund") for the period of November 28, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number			1-800-621-2550
Additional Information Website			am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGUS	$10	0.12%

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]			Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Russell 1000 Growth 40 Act Daily Capped Index (Total Return, Unhedged, USD)	Russell 1000® Index
11/28/23	$10,000	$10,000	$10,000
8/24	$12,526	$12,540	$12,505

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced November 28, 2023)	25.26%
Shares based on Market Price (Commenced November 28, 2023)	25.21%
Russell 1000 Growth 40 Act Daily Capped Index (Total Return, Unhedged, USD)	25.40%
Russell 1000® Index	25.05%

Performance Inception Date			Nov. 28, 2023
AssetsNet	$ 290,406,384	$ 290,406,384	$ 290,406,384	$ 290,406,384	$ 290,406,384	$ 290,406,384
Holdings Count | Holding	382	382	382	382	382	382
Advisory Fees Paid, Amount			$ 312,085
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$290,406,384
# of Portfolio Holdings	382
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$312,085

Holdings [Text Block]

Sector Allocation (%)

Information Technology	44.9%
Consumer Discretionary	13.1%
Health Care	10.8%
Communication Services	9.9%
Financials	8.1%
Industrials	5.8%
Consumer Staples	4.8%
Materials	0.9%
Real Estate	0.7%
Other Sectors	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-621-2550
Updated Prospectus Web Address			dfinview.com/GoldmanSachs
C000246479
Shareholder Report [Line Items]
Fund Name			Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Russell 1000 Value Equity ETF
Trading Symbol			GVUS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (the "Fund") for the period of November 28, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number			1-800-621-2550
Additional Information Website			am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVUS	$10	0.12%

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]			Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Russell 1000 Value 40 Act Daily Capped Index(Total return, Unhedged, USD)	Russell 1000® Index
11/28/23	$10,000	$10,000	$10,000
8/24	$12,267	$12,288	$12,505

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced November 28, 2023)	22.67%
Shares based on Market Price (Commenced November 28, 2023)	22.70%
Russell 1000 Value 40 Act Daily Capped Index(Total return, Unhedged, USD)	22.88%
Russell 1000® Index	25.05%

Performance Inception Date			Nov. 28, 2023
AssetsNet	$ 514,178,171	$ 514,178,171	$ 514,178,171	$ 514,178,171	$ 514,178,171	$ 514,178,171
Holdings Count | Holding	865	865	865	865	865	865
Advisory Fees Paid, Amount			$ 349,876
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$514,178,171
# of Portfolio Holdings	865
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$349,876

Holdings [Text Block]

Sector Allocation (%)

Financials	21.6%
Health Care	15.8%
Industrials	14.4%
Information Technology	8.9%
Consumer Staples	7.9%
Energy	7.0%
Consumer Discretionary	6.1%
Real Estate	4.8%
Utilities	4.6%
Other Sectors	8.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-621-2550
Updated Prospectus Web Address			dfinview.com/GoldmanSachs
C000214556
Shareholder Report [Line Items]
Fund Name						Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Equity ETF
Trading Symbol						GSUS
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSUS	$8	0.07%

Expenses Paid, Amount						$ 8
Expense Ratio, Percent						0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS United States Large & Mid Cap Index	S&P 500® Index
5/12/20	$10,000	$10,000	$10,000
8/20	$12,403	$12,410	$12,266
8/21	$16,322	$16,345	$16,089
8/22	$14,134	$14,157	$14,282
8/23	$16,412	$16,449	$16,559
8/24	$20,897	$20,960	$21,053

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced May 12, 2020)	27.33%	18.66%
Shares based on Market Price (Commenced May 12, 2020)	27.22%	18.66%
Solactive GBS United States Large & Mid Cap Index	27.43%	18.75%
S&P 500® Index	27.14%	18.87%

Performance Inception Date						May 12, 2020
AssetsNet	$ 2,381,636,664	$ 2,381,636,664	$ 2,381,636,664	$ 2,381,636,664	$ 2,381,636,664	$ 2,381,636,664
Holdings Count | Holding	456	456	456	456	456	456
Advisory Fees Paid, Amount						$ 1,216,430
InvestmentCompanyPortfolioTurnover						3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$2,381,636,664
# of Portfolio Holdings	456
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid	$1,216,430

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.4%
Financials	13.1%
Health Care	12.3%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.1%
Consumer Staples	6.0%
Energy	3.5%
Utilities	2.2%
Other Sectors	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000244420
Shareholder Report [Line Items]
Fund Name				Goldman Sachs Nasdaq-100 Core Premium Income ETF
Trading Symbol				GPIQ
Security Exchange Name				NASDAQ
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Core Premium Income ETF (the "Fund") for the period of October 24, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Additional Information Website				am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$28	0.29%

Expenses Paid, Amount				$ 28
Expense Ratio, Percent				0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]				Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Nasdaq 100 (Total Return, Unhedged, USD)	S&P 500® Index
10/24/23	$10,000	$10,000	$10,000
8/24	$12,600	$13,372	$13,466

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced October 24, 2023)	26.00%
Shares based on Market Price (Commenced October 24, 2023)	26.47%
Nasdaq 100 (Total Return, Unhedged, USD)	33.72%
S&P 500® Index	34.66%

Performance Inception Date				Oct. 24, 2023
AssetsNet	$ 210,253,914	$ 210,253,914	$ 210,253,914	$ 210,253,914	$ 210,253,914	$ 210,253,914
Holdings Count | Holding	103	103	103	103	103	103
Advisory Fees Paid, Amount				$ 148,249
InvestmentCompanyPortfolioTurnover				14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$210,253,914
# of Portfolio Holdings	103
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$148,249

Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.8%
Communication Services	15.5%
Consumer Discretionary	12.4%
Health Care	6.4%
Consumer Staples	6.2%
Industrials	4.5%
Materials	1.6%
Utilities	1.3%
Exchange Traded Fund	0.7%
Other Sectors	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000244421
Shareholder Report [Line Items]
Fund Name				Goldman Sachs S&P 500 Core Premium Income ETF
Trading Symbol				GPIX
Security Exchange Name				NASDAQ
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Goldman Sachs S&P 500 Core Premium Income ETF (the "Fund") for the period of October 24, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number				1-800-621-2550
Additional Information Website				am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$28	0.29%

Expenses Paid, Amount				$ 28
Expense Ratio, Percent				0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]				Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	S&P 500® Index
10/24/23	$10,000	$10,000
8/24	$12,779	$13,466

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced October 24, 2023)	27.79%
Shares based on Market Price (Commenced October 24, 2023)	28.34%
S&P 500® Index	34.66%

Performance Inception Date				Oct. 24, 2023
AssetsNet	$ 198,099,716	$ 198,099,716	$ 198,099,716	$ 198,099,716	$ 198,099,716	$ 198,099,716
Holdings Count | Holding	504	504	504	504	504	504
Advisory Fees Paid, Amount				$ 188,194
InvestmentCompanyPortfolioTurnover				10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$198,099,716
# of Portfolio Holdings	504
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$188,194

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.1%
Financials	13.3%
Health Care	12.2%
Consumer Discretionary	9.7%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	6.0%
Energy	3.5%
Utilities	2.4%
Other Sectors	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number				1-800-621-2550
Updated Prospectus Web Address				dfinview.com/GoldmanSachs
C000238223
Shareholder Report [Line Items]
Fund Name						Goldman Sachs Community Municipal Bond ETF
Trading Symbol						GMUN
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Goldman Sachs Community Municipal Bond ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]						This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number						1-800-621-2550
Additional Information Website						am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUN	$16	0.16%

Expenses Paid, Amount						$ 16
Expense Ratio, Percent						0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Municipal bond market performance was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility and supply/demand dynamics. When the reporting period began in September 2023, the Fed appeared to have reached the peak of its interest rate hiking regime. In the months that followed, municipal yields generally trended down, as inflationary pressures receded and policymakers signaled they could soon begin cutting interest rates. New issue supply increased at a record-setting pace. Demand fluctuated but was generally positive.

Performance Past Does Not Indicate Future [Text]						Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)	Bloomberg U.S. Aggregate Bond Index
3/7/23	$10,000	$10,000	$10,000
8/23	$10,023	$10,072	$10,138
8/24	$10,410	$10,539	$10,878

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced March 7, 2023)	3.86%	2.74%
Shares based on Market Price (Commenced March 7, 2023)	3.88%	2.82%
Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)	4.64%	3.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.82%

Performance Inception Date						Mar. 07, 2023
AssetsNet	$ 9,982,990	$ 9,982,990	$ 9,982,990	$ 9,982,990	$ 9,982,990	$ 9,982,990
Holdings Count | Holding	290	290	290	290	290	290
Advisory Fees Paid, Amount						$ 11,018
InvestmentCompanyPortfolioTurnover						25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$9,982,990
# of Portfolio Holdings	290
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid	$11,018

Holdings [Text Block]

Sector Allocation (%)

State	18.6%
Water & Sewer	10.2%
Higher Education	8.6%
Appropriation	6.8%
Hospitals	6.6%
School District	6.0%
Income Tax Financing	5.0%
City	4.3%
County	3.5%
Electricity & Public Power	3.5%
Prerefunded	3.3%
Tax Backed District	3.3%
Farebox (Mass & Rapid Transit)	3.2%
Sales Tax	3.1%
Other	14.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective September 25, 2023, the Fund’s Investment Adviser agreed to waive a portion of its management fee to achieve an effective net management fee rate of 0.15% of the Fund’s average daily net assets through at least December 29, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number						1-800-621-2550
Updated Prospectus Web Address						dfinview.com/GoldmanSachs
C000251207
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Dynamic California Municipal Income ETF
Trading Symbol		GCAL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Dynamic California Municipal Income ETF (the "Fund") for the period of July 23, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Additional Information Website		am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCAL	$4	0.35%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the municipal bond market was broadly influenced by expectations for Federal Reserve (Fed) monetary policy and supply/demand dynamics. After two rounds of relatively benign inflation data, Fed officials suggested price pressures would continue to trend toward their 2% target. Maximum employment, the other side of the Fed’s dual mandate, was also in focus, as the unemployment rate increased. Municipal yields fell, as the market anticipated the start of a Fed easing cycle. New issuance was at a record pace, and demand was positive.

Performance Past Does Not Indicate Future [Text]		Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Municipal Bond Quality Intermediate-California (Total Return, Unhedged)	Bloomberg Municipal Bond Index
7/23/24	$10,000	$10,000	$10,000
8/24	$10,130	$10,127	$10,091

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced July 23, 2024)	1.30%
Shares based on Market Price (Commenced July 23, 2024)	1.43%
Bloomberg Municipal Bond Quality Intermediate-California (Total Return, Unhedged)	1.27%
Bloomberg Municipal Bond Index	0.91%

Performance Inception Date		Jul. 23, 2024
AssetsNet	$ 5,065,230	$ 5,065,230	$ 5,065,230	$ 5,065,230	$ 5,065,230	$ 5,065,230
Holdings Count | Holding	46	46	46	46	46	46
Advisory Fees Paid, Amount		$ 1,928
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$5,065,230
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,928

Holdings [Text Block]

Sector Allocation (%)

Hospital	17.3%
State GO	7.9%
Sales Tax	7.0%
Corporate	6.4%
Special Assessment	6.3%
School District GO	5.9%
Airport	5.6%
Pre-refunded	5.3%
Muni Electric	4.4%
City/County Appropriation	4.3%
Project Finance	4.0%
City/County GO	3.8%
University	2.4%
State Appropriation	2.2%
Other	16.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000251208
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Dynamic New York Municipal Income ETF
Trading Symbol		GMNY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Dynamic New York Municipal Income ETF (the "Fund") for the period of July 23, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Additional Information Website		am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMNY	$4	0.35%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the municipal bond market was broadly influenced by expectations for Federal Reserve (Fed) monetary policy and supply/demand dynamics. After two rounds of relatively benign inflation data, Fed officials suggested price pressures would continue to trend toward their 2% target. Maximum employment, the other side of the Fed’s dual mandate, was also in focus, as the unemployment rate increased. Municipal yields fell, as the market anticipated the start of a Fed easing cycle. New issuance was at a record pace, and demand was positive.

Performance Past Does Not Indicate Future [Text]		Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Municipal Bond Quality Intermediate -New York (Total Ret, Unhedged, USD)	Bloomberg Municipal Bond Index
7/23/24	$10,000	$10,000	$10,000
8/24	$10,104	$10,119	$10,091

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced July 23, 2024)	1.04%
Shares based on Market Price (Commenced July 23, 2024)	1.10%
Bloomberg Municipal Bond Quality Intermediate -New York (Total Ret, Unhedged, USD)	1.19%
Bloomberg Municipal Bond Index	0.91%

Performance Inception Date		Jul. 23, 2024
AssetsNet	$ 5,051,644	$ 5,051,644	$ 5,051,644	$ 5,051,644	$ 5,051,644	$ 5,051,644
Holdings Count | Holding	49	49	49	49	49	49
Advisory Fees Paid, Amount		$ 1,926
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$5,051,644
# of Portfolio Holdings	49
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$1,926

Holdings [Text Block]

Sector Allocation (%)

University	11.4%
Special Tax	10.0%
Sales Tax	9.2%
Transportation	8.5%
School District GO	8.2%
Corporate	7.7%
Hospital	7.6%
Airport	6.6%
Muni Electric	4.2%
City/County GO	4.2%
Stadium	4.1%
State GO	3.7%
Income Tax	2.6%
Water/Sewer	2.6%
Other	8.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000251209
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Municipal Income ETF
Trading Symbol		GMUB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Municipal Income ETF (the "Fund") for the period of July 23, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Additional Information Website		am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUB	$2	0.18%

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the municipal bond market was broadly influenced by expectations for Federal Reserve (Fed) monetary policy and supply/demand dynamics. After two rounds of relatively benign inflation data, Fed officials suggested price pressures would continue to trend toward their 2% target. Maximum employment, the other side of the Fed’s dual mandate, was also in focus, as the unemployment rate increased. Municipal yields fell, as the market anticipated the start of a Fed easing cycle. New issuance was at a record pace, and demand was positive.

Performance Past Does Not Indicate Future [Text]		Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Municipal 1-15 Yr Blend (1-17) (Total Return, Unhedged, USD)	Bloomberg Municipal Bond Index
7/23/24	$10,000	$10,000	$10,000
8/24	$10,098	$10,101	$10,091

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced July 23, 2024)	0.98%
Shares based on Market Price (Commenced July 23, 2024)	1.10%
Municipal 1-15 Yr Blend (1-17) (Total Return, Unhedged, USD)	1.01%
Bloomberg Municipal Bond Index	0.91%

Performance Inception Date		Jul. 23, 2024
AssetsNet	$ 6,311,332	$ 6,311,332	$ 6,311,332	$ 6,311,332	$ 6,311,332	$ 6,311,332
Holdings Count | Holding	60	60	60	60	60	60
Advisory Fees Paid, Amount		$ 1,114
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$6,311,332
# of Portfolio Holdings	60
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$1,114

Holdings [Text Block]

Sector Allocation (%)

Airport	11.0%
Special Assessment	9.8%
Sales Tax	9.4%
Hospital	8.9%
Corporate	7.9%
State GO	6.9%
School District GO	6.9%
Toll	5.0%
State Appropriation	3.4%
LT Health	3.3%
City/County GO	3.3%
Multi-Family Housing	3.3%
Muni Electric	3.2%
Transportation	3.2%
Other	16.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000251203
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Ultra Short Municipal Income ETF
Trading Symbol		GUMI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Ultra Short Municipal Income ETF (the "Fund") for the period of July 23, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Additional Information Website		am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUMI	$2	0.16%

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the municipal bond market was broadly influenced by expectations for Federal Reserve (Fed) monetary policy and supply/demand dynamics. After two rounds of relatively benign inflation data, Fed officials suggested price pressures would continue to trend toward their 2% target. Maximum employment, the other side of the Fed’s dual mandate, was also in focus, as the unemployment rate increased. Municipal yields fell, as the market anticipated the start of a Fed easing cycle. New issuance was at a record pace, and demand was positive.

Performance Past Does Not Indicate Future [Text]		Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Municipal Short-term Index	Bloomberg Municipal Bond Index
7/23/24	$10,000	$10,000	$10,000
8/24	$10,050	$10,044	$10,091

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced July 23, 2024)	0.50%
Shares based on Market Price (Commenced July 23, 2024)	0.54%
Bloomberg Municipal Short-term Index	0.44%
Bloomberg Municipal Bond Index	0.91%

Performance Inception Date		Jul. 23, 2024
AssetsNet	$ 5,025,414	$ 5,025,414	$ 5,025,414	$ 5,025,414	$ 5,025,414	$ 5,025,414
Holdings Count | Holding	128	128	128	128	128	128
Advisory Fees Paid, Amount		$ 876
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$5,025,414
# of Portfolio Holdings	128
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid	$876

Holdings [Text Block]

Sector Allocation (%)

School District GO	14.0%
City/County GO	13.3%
Water/Sewer	7.7%
State Appropriation	7.3%
Corporate	4.6%
Hospital	4.6%
Pre-refunded	4.3%
University	4.2%
Sales Tax	3.1%
Toll	3.0%
City/County Appropriation	2.6%
Airport	2.3%
School District Appropriation	2.3%
Transportation	2.1%
Other	33.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs